UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
12/31/12 (Unaudited)

REPURCHASE AGREEMENTS (41.2%)(a)
				Principal amount	Value

Interest in $412,000,000 joint tri-party repurchase agreement dated 12/31/12 with Citigroup Global Markets, Inc. due 1/2/13 - maturity value of $112,376,249 for an effective yield of 0.20% (collateralized by various mortgage backed securities with coupon rates ranging from 3.50% to 5.00% and due dates ranging from 9/20/40 to 9/1/42, valued at $420,240,001)				$112,375,000	$112,375,000

Interest in $73,100,000 joint tri-party repurchase agreement dated 12/31/12 with Credit Suisse First Boston due 1/2/13 - maturity value of $18,500,175 for an effective yield of 0.17% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.35% to 7.30% and due dates ranging from 8/19/13 to 4/1/33, valued at $73,101,334)				18,500,000	18,500,000

Interest in $175,000,000 joint tri-party repurchase agreement dated 12/31/12 with Goldman Sach & Co. due 1/2/13 - maturity value of $112,376,561 for an effective yield of 0.25% (collateralized by a mortgage backed security with a coupon rate of 4.50% and a due date of 7/20/41, valued at $178,500,000)				112,375,000	112,375,000

Interest in $160,000,000 joint tri-party repurchase agreement dated 12/31/12 with JPMorgan Securities, Inc. due 1/2/13 - maturity value of $112,353,560 for an effective yield of 0.25% (collateralized by various mortgage backed securities with coupon rates ranging from 3.00% to 5.50% and due dates ranging from 12/1/25 to 12/1/42, valued at $160,001,279)				112,352,000	112,352,000

Interest in $68,000,000 joint tri-party repurchase agreement dated 12/31/12 with JPMorgan Securities, Inc. due 1/2/13 - maturity value of $22,500,213 for an effective yield of 0.17% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.01% to 9.50% and due dates ranging from 8/15/13 to 7/15/42, valued at $68,006,044)				22,500,000	22,500,000

Interest in $466,474,000 joint tri-party repurchase agreement dated 12/31/12 with Royal Bank of Canada due 1/2/13 - maturity value of $112,376,186 for an effective yield of 0.19% (collateralized by various mortgage backed securities with coupon rates ranging from 4.00% to 5.50% and due dates ranging from 12/1/39 to 12/1/41, valued at $475,808,503)				112,375,000	112,375,000

Interest in $308,000,000 joint tri-party term repurchase agreement dated 12/26/12 with Citigroup Global Markets, Inc. due 1/2/13 - maturity value of $30,001,108 for an effective yield of 0.19% (collateralized by various mortgage backed securities with coupon rates ranging from 2.103% to 5.496% and due dates ranging from 10/1/20 to 1/1/43, valued at $314,279,839)				30,000,000	30,000,000

Interest in $30,000,000 joint tri-party term repurchase agreement dated 12/26/12 with Deutsche Bank Securities, Inc. due 1/2/13 - maturity value of $26,301,023 for an effective yield of 0.20% (collateralized by various mortgage backed securities with coupon rates of 3.00% and due dates ranging from 06/1/27 to 8/1/27, valued at $30,626,576)				26,300,000	26,300,000

Interest in $73,175,000 joint tri-party term repurchase agreement dated 12/21/12 with JPMorgan Securities, Inc. due 1/22/13 - maturity value of $18,804,846 for an effective yield of 0.29% (collateralized by various corporate bonds and notes with coupon rates ranging from zero % to 10.375% and due dates ranging from 2/15/13 to 12/16/50, valued at $73,178,815)				18,800,000	18,800,000

Interest in $257,000,000 joint tri-party term repurchase agreement dated 12/28/12 with JPMorgan Securities, Inc. due 1/4/13 - maturity value of $30,251,176 for an effective yield of 0.20% (collateralized by various mortgage backed securities with coupon rates ranging from 2.00% to 9.50% and due dates ranging from 1/10/20 to 1/1/43, valued at $257,003,506)				30,250,000	30,250,000

Interest in $30,000,000 tri-party term repurchase agreement dated 12/26/12 with Barclays Capital, Inc. due 1/2/13 - maturity value of $30,001,050 for an effective yield of 0.18% (collateralized by various mortgage backed securities with coupon rates ranging from 2.50% to 5.50% and due dates ranging from 1/1/25 to 9/1/42, valued at $30,600,001)				30,000,000	30,000,000

Total repurchase agreements (cost $625,827,000)					$625,827,000

ASSET-BACKED COMMERCIAL PAPER (14.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Bryant Park Funding, LLC	0.240	1/23/13		$918,000	$917,865

Chariot Funding, LLC	0.210	3/11/13		10,800,000	10,795,653

Chariot Funding, LLC	0.210	3/4/13		4,200,000	4,198,481

CHARTA, LLC	0.250	1/15/13		7,700,000	7,699,251

CRC Funding, LLC	0.220	1/3/13		7,590,000	7,589,907

Fairway Finance, LLC (Canada)	0.200	1/16/13		7,500,000	7,499,375

Fairway Finance, LLC 144A (Canada)	0.000	4/9/13		6,300,000	6,300,000

Gotham Funding Corp. (Japan)	0.220	3/11/13		7,900,000	7,896,669

Gotham Funding Corp. (Japan)	0.220	2/15/13		15,000,000	14,995,875

Govco, LLC	0.220	1/9/13		7,500,000	7,499,633

Jupiter Securitization Co., LLC	0.210	3/4/13		10,600,000	10,596,166

Jupiter Securitization Co., LLC 144A (JPMorgan Chase & Co. (LOC))	0.210	3/6/13		4,500,000	4,498,320

Liberty Street Funding, LLC (Canada)	0.220	2/5/13		16,750,000	16,746,417

Manhattan Asset Funding Co., LLC (Japan)	0.230	3/15/13		5,750,000	5,747,318

Manhattan Asset Funding Co., LLC (Japan)	0.220	1/18/13		7,000,000	6,999,273

Old Line Funding, LLC	0.200	3/25/13		15,125,000	15,118,026

Straight-A Funding, LLC	0.190	3/7/13		21,000,000	20,992,796

Straight-A Funding, LLC	0.180	2/1/13		2,900,000	2,899,551

Straight-A Funding, LLC	0.180	1/9/13		5,500,000	5,499,780

Straight-A Funding, LLC 144A, Ser. 1	0.180	1/17/13		16,900,000	16,898,648

Thunder Bay Funding, LLC	0.210	3/25/13		7,600,000	7,596,320

Thunder Bay Funding, LLC	0.200	1/14/13		7,550,000	7,549,455

Variable Funding Capital Co., LLC 144A (Wachovia Bank NA (LOC))	0.170	1/25/13		2,850,000	2,849,677

Variable Funding Capital Co., LLC 144A (Wachovia Bank NA (LOC))	0.170	1/2/13		12,400,000	12,399,941

Working Capital Management Co. 144A (Japan)	0.200	1/4/13		7,600,000	7,599,873

Total asset-backed commercial paper (cost $219,384,270)					$219,384,270

COMMERCIAL PAPER (13.7%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Australia)	0.210	4/15/13		$12,000,000	$11,992,720

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	0.761	1/10/13		10,400,000	10,400,000

COFCO Capital Corp. (Rabobank Nederland, NY Branch (LOC))	0.440	1/3/13		13,630,000	13,629,667

Commonwealth Bank of Australia 144A (Australia)	0.260	6/17/13		12,550,000	12,534,863

Commonwealth Bank of Australia 144A (Australia)	0.230	1/23/13		2,100,000	2,099,705

DnB Bank ASA (Norway)	0.351	1/28/13		9,600,000	9,597,480

DnB Bank ASA (Norway)	0.350	1/4/13		14,000,000	13,999,592

Export Development Canada (Canada)	0.200	4/23/13		6,700,000	6,695,831

Export Development Canada (Canada)	0.160	2/14/13		15,850,000	15,846,900

General Electric Capital Corp.	0.230	3/28/13		4,575,000	4,572,486

General Electric Capital Corp.	0.220	1/22/13		10,500,000	10,498,653

HSBC USA, Inc. (United Kingdom)	0.601	4/4/13		4,700,000	4,696,358

HSBC USA, Inc. (United Kingdom)	0.371	8/16/13		9,175,000	9,153,594

Nordea North America, Inc./DE (Sweden)	0.315	3/12/13		15,600,000	15,590,445

Nordea North America, Inc./DE (Sweden)	0.230	3/4/13		4,500,000	4,498,218

Standard Chartered Bank/New York	0.290	3/1/13		6,000,000	5,997,148

Standard Chartered Bank/New York 144A	0.290	4/9/13		9,250,000	9,242,698

State Street Corp.	0.210	3/15/13		6,900,000	6,897,062

State Street Corp.	0.210	3/11/13		8,190,000	8,186,704

Sumitomo Mitsui Banking Corp. (Japan)	0.260	4/9/13		2,250,000	2,248,408

Toronto-Dominion Holdings (USA), Inc. 144A (Canada)	0.290	2/4/13		1,800,000	1,799,507

Toyota Credit Canada, Inc. (Canada)	0.230	1/14/13		6,900,000	6,899,427

Toyota Credit Canada, Inc. (Canada)	0.220	1/28/13		8,175,000	8,173,651

Westpac Banking Corp. 144A (Australia)	0.591	8/12/13		12,400,000	12,377,341

Total commercial paper (cost $207,628,458)					$207,628,458

U.S. TREASURY OBLIGATIONS (10.5%)(a)
	Yield (%)	Maturity date		Principal amount	Value

U.S. Treasury Bills	0.176	10/17/13		$13,000,000	$12,981,215

U.S. Treasury Bills	0.147	5/2/13		15,000,000	14,992,286

U.S. Treasury Bills	0.139	4/4/13		35,000,000	34,987,342

U.S. Treasury Bills	0.119	7/25/13		15,650,000	15,639,306
U.S. Treasury Notes(k)	3.500	5/31/13		16,000,000	16,218,192
U.S. Treasury Notes(k)	0.625	4/30/13		34,250,000	34,301,866
U.S. Treasury Notes(k)	0.375	7/31/13		30,000,000	30,031,566

Total U.S. treasury obligations (cost $159,151,773)					$159,151,773

CORPORATE BONDS AND NOTES (6.3%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Commonwealth Bank of Australia 144A sr. unsec. notes FRN (Australia)	0.859	3/19/13		$7,850,000	$7,857,707

HSBC Bank PLC 144A sr. unsec. unsub. notes FRN (United Kingdom)	0.725	1/18/13		8,650,000	8,651,044

JPMorgan Chase & Co. sr. unsec. unsub. notes FRN, MTN	0.962	2/26/13		7,000,000	7,007,065

National Australia Bank, Ltd. 144A sr. unsec. notes FRN (Australia)	0.831	1/8/13		1,109,000	1,109,073

Royal Bank of Canada 144A sr. unsec. notes FRN (Canada)(M)	0.689	5/15/14		29,425,000	29,425,789

Svenska Handelsbanken/New York, NY 144A unsec. notes FRN (Sweden)	0.293	1/7/13		23,500,000	23,500,000

Wachovia Corp. sr. unsec. notes MTN, Ser. G	5.700	8/1/13		3,803,000	3,921,161

Wachovia Corp. sr. unsec. notes MTN, Ser. G	5.500	5/1/13		3,700,000	3,763,323

Westpac Banking Corp. 144A sr. unsec. notes FRN (Australia)	0.730	6/14/13		10,000,000	10,015,257

Total corporate bonds and notes (cost $95,250,419)					$95,250,419

MUNICIPAL BONDS AND NOTES (5.7%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

California (0.5%)

California Educational Facilities Authority Commercial Paper (Stanford University), Ser. STAN	0.180	1/18/13	P-1	$8,250,000	$8,250,000

					8,250,000
Colorado (0.3%)

Catholic Health Initiatives Commercial Paper, Ser. A	0.240	2/15/13	P-1	4,000,000	3,998,800

					3,998,800
District of Columbia (0.5%)

American University Commercial Paper, Ser. A	0.180	3/13/13	A-1	7,600,000	7,597,302

					7,597,302
Indiana (1.1%)

Indiana Finance Authority Commercial Paper, Ser. D-2	0.170	1/8/13	VMIG1	8,250,000	8,250,000

Saint Joseph County Commercial Paper (University of Notre Dame Du Lac)	0.190	1/11/13	P-1	8,250,000	8,249,565

					16,499,565
Kentucky (0.7%)

Kentucky Economic Development Finance Authority VRDN (Catholic Health Initiatives), Ser. C(M)	0.130	5/1/34	VMIG1	11,000,000	11,000,000

					11,000,000
Maryland (0.5%)
Johns Hopkins University Commercial Paper	0.220	1/8/13	P-1	5,000,000	5,000,000
Johns Hopkins University Commercial Paper	0.200	1/7/13	P-1	2,000,000	2,000,000

					7,000,000
North Carolina (1.6%)

Duke University Commercial Paper, Ser. B-98	0.190	3/7/13	P-1	3,500,000	3,498,799

Duke University Commercial Paper, Ser. B-98	0.180	1/14/13	P-1	18,860,000	18,858,774

Wake County, VRDN, Ser. B(M)	0.140	3/1/24	VMIG1	1,500,000	1,500,000

					23,857,573
Texas (0.2%)

Harris County, Health Facilities Development Authority VRDN (Texas Childrens Hospital), Ser. B-1(M)	0.150	10/1/29	VMIG1	3,665,000	3,665,000

					3,665,000
Wisconsin (0.3%)

Wisconsin State Health & Educational Facilities Authority VRDN (Wheaton Franciscan Services), Ser. B (U.S. Bank NA (LOC))(M)	0.120	8/15/33	VMIG1	4,100,000	4,100,000

					4,100,000

Total municipal bonds and notes (cost $85,968,240)					$85,968,240

CERTIFICATES OF DEPOSIT (4.8%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Bank of Montreal/Chicago, IL FRN (Canada)	0.431	6/21/13		$9,250,000	$9,250,000

Bank of Nova Scotia/Houston FRN	0.658	9/17/13		5,500,000	5,512,540

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.334	4/26/13		15,000,000	15,000,000

National Australia Bank, Ltd. (Australia)	0.258	5/20/13		14,200,000	14,200,000

National Australia Bank, Ltd./New York FRN (Australia)	0.396	4/24/13		8,350,000	8,350,000

Toronto-Dominion Bank/NY (Canada)	0.300	1/18/13		8,300,000	8,300,430

Toronto-Dominion Bank/NY FRN (Canada)	0.321	10/21/13		12,500,000	12,500,000

Total certificates of deposit (cost $73,112,970)					$73,112,970

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.6%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Federal Farm Credit Bank unsec. notes FRN, Ser. 1	0.250	1/14/13		$24,300,000	$24,300,000
Federal Home Loan Bank sr. unsec. notes	0.170	9/20/13		14,900,000	14,899,466
Federal Home Loan Bank unsec. notes	0.400	7/9/13		7,000,000	7,009,035

Federal National Mortgage Association unsec. notes	0.500	8/9/13		9,000,000	9,018,605

Total U.S. government agency obligations (cost $55,227,106)					$55,227,106

TOTAL INVESTMENTS

Total investments (cost $1,521,550,236)(b)					$1,521,550,236

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
LOC	Letter of Credit
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,520,388,396.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
	Affiliated company. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$171	$—	$171	$— **	$—
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
	** Amount represents less than one rounded dollar.
(k)	The rates shown are the current interest rates at the close of the reporting period.
(M)	The security's effective maturity date is less than one year.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.5%
	Canada	9.5
	Australia	6.0
	Japan	3.0
	Sweden	2.9
	Norway	1.6
	United Kingdom	1.5

	Total	100.0%
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$219,384,270	$—
Certificates of deposit	—	73,112,970	—
Commercial paper	—	207,628,458	—
Corporate bonds and notes	—	95,250,419	—
Municipal bonds and notes	—	85,968,240	—
Repurchase agreements	—	625,827,000	—
U.S. government agency obligations	—	55,227,106	—
U.S. treasury obligations	—	159,151,773	—

Totals by level	$—	$1,521,550,236	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2013